Property And Equipment (Summary Of Property And Equipment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Property And Equipment [Abstract]
Drilling rigs and equipment	$ 5,175.2	$ 4,801.1
Other	50.4	47.0
Work in progress	1,519.0	1,303.1
Total	$ 6,744.6	$ 6,151.2